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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Simon H. Berry

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

WST INVESTMENT TRUST WSTCM SECTOR SELECT RISK-MANAGED FUND WSTCM CREDIT SELECT RISK-MANAGED FUND Annual Report August 31, 2017
Investment Adviser Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management 150 W. Main, Suite 1700 Norfolk, VA 23510	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-866-515-4626

WST INVESTMENT TRUST LETTER TO SHAREHOLDERS	October 16, 2017

Dear Shareholder:

Thank you for being a shareholder of WST Capital Management Funds. We value your investment in the Funds and your trust in our strategies.

The WSTCM Sector Select Risk-Managed Fund (the “Sector Fund”) investment process is based on a proprietary quantitative model designed to make investment decisions and allocate investments among the various primary sectors of the S&P 500® Index (“Sector Investments”), fixed income securities (“Fixed Income Investments”) and gold-related securities (“Gold Investments”).

As of August 31, 2017, the Sector Fund had net assets of $16.21 million, and was allocated 89.2% to Sector Investments, 4.0% to Fixed Income Investments, 5.2% to Gold Investments and 1.6% to cash equivalents.

The Sector Investments are managed to provide systematic exposures to sectors that share the common characteristic of positive momentum. For example, a sector is considered to have positive momentum if it has performed well in the prior twelve months relative to other sectors in the Fund’s investment universe. The Fund’s Sector Investments universe consists of the primary sectors1 of the S&P 500® Index (i.e. consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials and utilities).

For the twelve-month period ended August 31, 2017, the Institutional Shares of the Sector Fund had a total return of 4.96%. During this time, the S&P® 500 Index gained 16.23%. In the twelve months trailing August 31, 2017, the S&P 500® Index has steadily risen, advancing on a strong rally that touched off in early 2016. Year-to-date in 2017, equity returns have pushed forward relentlessly, while volatility has been muted and drawdowns – or market pullbacks – have been minimal, and very low relative to history. This market momentum has carried the Index through the past eighteen months, and it was sustained with little interruption through the twelve-month period ended August 31, 2017. The month of August was notable, in fact, because markets pulled back slightly (although they finished in positive territory for the year).

During the last twelve months of strong equity markets, the Sector Fund consistently has been “fully” invested – i.e., has held the maximum allowable allocation in sector funds. In the early months of the twelve-month period ended August 31, 2017, the Fund’s underperformance was due in large part to the drag caused by the structural allocation to fixed income securities and gold-related securities. We would remind investors that when U.S. equity markets are broadly positive, the Sector Fund will lag due to its maximum allowable allocation to equity

[1]
The universe excludes ETFs dedicated to Telecommunications and Real Estate, which as of August 31, 2017 are recognized as stand-alone S&P 500 sectors. Real Estate Investment Trusts (REITs) continue to be classified as Financials sector investments.

In more recent periods (specifically the six months ended August 31, 2017), the Fund’s underperformance has been both less pronounced, with the Fund up 2.36% versus 5.65% for the S&P® 500 Index. Our analysis indicates that the performance lag has been attributable mainly to the Fund’s use of equal-weight sector funds, rather than sector selection. In general, the specific sectors selected by the model have aligned with market momentum. However, the Fund’s use of equal-weight sectors versus market-cap weighted sectors has been a disadvantage, as market-cap weighted funds have solidly outperformed equal-weight, due mainly to the disproportionate contribution of a handful of large high-growth, high-profile stocks to the total return of the S&P® 500 Index. This group of stocks – the so-called “FAANGs,” comprised of Facebook (FB), Apple (AAPL), Amazon (AMZN), Netflix (NFLX) and Alphabet (GOOG) – have drastically outperformed the Index itself. Equal-weight sectors capture less of the upside from these names versus market-weight index, so in markets with narrow drivers of high return, market-cap weighted funds are more favorable.

The WSTCM Credit Select Risk-Managed Fund (the “Credit Fund”) investment process allocates assets between high-yield securities and investment grade securities using a proprietary quantitative model. This strategy employs a combination of short-, intermediate-, and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for high-yield and investment grade securities. In allocating portfolio investments between high-yield securities and investment grade securities, WST may consider multiple factors, including those related to credit, duration, Federal Reserve policy and its expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. WST selects securities for their potential for interest income, capital appreciation, or both.

As of August 31, 2017, the Credit Fund had net assets of $107.03 million, allocated 92.7% to high-yield securities, 0.0% to investment grade securities, 0.0% to preferred stocks and 7.3% to cash equivalents.

For the twelve-month period ended August 31, 2017, the Institutional Shares of the Credit Fund had a total return of 4.40%. During that time, the Bloomberg Barclays U.S. Corporate High Yield Bond Index gained 8.63% and the Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49%.

Non-investment grade securities enjoyed extremely strong returns in 2016, and added another 6.05% year-to-date as of August 31, 2017. The Credit Fund held an essentially maximum high yield position for much of the trailing twelve-month period, with occasional intra-month trading reflecting some volatility in the high yield markets as investors watched oil price movements and other factors driving credit risk. While the Credit Fund handily outperformed the secondary index, underperformance of the Bloomberg Barclays U.S. Corporate High Yield Bond Index was largely the function of efforts to trade around intra-month volatility affecting high yield. The tactical nature of the Credit Fund can lead to underperformance in volatile markets with no clear trend, but in our view, the high yield-driven outperformance exemplifies a successful tactical allocation change.

In conclusion, markets change over time, and although we may not know when these changes will occur, we do know that changing markets bring new investment opportunities. The WST Capital Management Funds aim to capitalize on these opportunities as they arise. We look forward to providing you with Funds that we believe will capture the benefits of rules-based investing founded on sound academic and industry research.

Sincerely,

Roger H. Scheffel Jr., Portfolio Manager
WST Capital Management
a division of Wilbanks, Smith & Thomas Asset Management, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance information current to the most recent month-end, please call 1-866-515-4626.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. Each Fund’s prospectus contains this and other important information. To obtain a copy of each Fund’s prospectus please call 1-866-515-4626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

WSTCM SECTOR SELECT RISK-MANAGED FUND PERFORMANCE INFORMATION August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
WSTCM Sector Select Risk-Managed Fund -
Institutional Class(a) and the S&P 500® Index

Average Annual Total Returns (for the periods ended August 31, 2017)
	1 Year	Since Inception(c)
WSTCM Sector Select Risk-Managed Fund - Institutional Class (b)	4.96%	3.51%
WSTCM Sector Select Risk-Managed Fund - Investor Class (b)	4.69%	3.27%
S&P 500® Index	16.23%	11.47%

(a)
The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class based on the difference in fees paid by shareholders in the different classes.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or distributions, if any, are reinvested in the shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Fund commenced operations on December 16, 2013.

WSTCM CREDIT SELECT RISK MANAGED FUND PERFORMANCE INFORMATION August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
WSTCM Credit Select Risk-Managed Fund - Institutional Class(a) and
the Bloomberg Barclays U.S. Corporate High Yield Bond Index

Average Annual Total Returns (for the periods ended August 31, 2017)
	1 Year	Since Inception(c)
WSTCM Credit Select Risk-Managed Fund - Institutional Class (b)	4.40%	4.54%
WSTCM Credit Select Risk-Managed Fund - Investor Class (b)	4.26%	4.34%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	8.63%	5.68%

(a)
The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class based on the difference in fees paid by shareholders in the different classes.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or distributions, if any, are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Fund commenced operations on September 30, 2014.

WST INVESTMENT TRUST PORTFOLIO INFORMATION August 31, 2017 (Unaudited)

WSTCM Sector Select Risk-Managed Fund
Sector Diversification
(% of Net Assets)

WSTCM Credit Select Risk-Managed Fund
Investment Strategy Allocation
(% of Net Assets)

WSTCM SECTOR SELECT RISK-MANAGED FUND SCHEDULE OF INVESTMENTS August 31, 2017
EXCHANGE-TRADED FUNDS — 98.4%	Shares	Value
Guggenheim S&P 500® Equal Weight Financials ETF	41,500	$1,631,365
Guggenheim S&P 500® Equal Weight Healthcare ETF	9,500	1,666,870
Guggenheim S&P 500® Equal Weight Materials ETF	16,400	1,645,904
Guggenheim S&P 500® Equal Weight Technology ETF	59,125	7,802,726
Guggenheim S&P 500® Equal Weight Utilities ETF	19,100	1,708,877
iShares Core U.S. Aggregate Bond ETF	5,875	648,894
SPDR® Gold Shares (a)	6,750	849,285
Total Exchange-Traded Funds (Cost $15,553,192)		$15,953,921

MONEY MARKET FUNDS — 1.1%	Shares	Value
Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.89% (b)	60,914	$60,914
First American Treasury Obligations Fund - Class Z, 0.87% (b)	59,133	59,133
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.90% (b)	59,133	59,133
Total Money Market Funds (Cost $179,180)		$179,180

Total Investments at Value — 99.5% (Cost $15,732,372)		$16,133,101

Assets in Excess of Other Liabilities — 0.5%		80,527

Net Assets — 100.0%		$16,213,628

(a)	Non-income producing.
(b)	The rate shown is the 7-day effective yield as of August 31, 2017.

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND SCHEDULE OF INVESTMENTS August 31, 2017
EXCHANGE-TRADED FUNDS — 42.3%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	181,800	$16,107,480
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	50,000	5,083,500
PowerShares Fundamental High Yield Corporate Bond Portfolio	264,000	5,018,640
SPDR® Bloomberg Barclays High Yield Bond ETF	431,800	16,088,868
VanEck Vectors Fallen Angel High Yield Bond ETF	100,000	3,002,000
Total Exchange-Traded Funds (Cost $45,001,029)		$45,300,488

OPEN-END MUTUAL FUNDS — 50.4%	Shares	Value
AB High Income Fund, Inc.	639,455	$5,735,914
American High Income Trust - Class F-2	1,051	10,963
BlackRock High Yield Bond Fund - Institutional Class	2,007	15,656
Dreyfus High Yield Fund - Institutional Class	702,805	4,441,728
Eaton Vance Income Fund of Boston - Class I	765,219	4,438,269
Hartford High Yield Fund (The) - Class I	376,266	2,821,991
Ivy High Income Fund - Class I	1,591	12,106
Janus Henderson High-Yield Fund - Class I	549,683	4,672,306
John Hancock High Yield Fund - Class I	1,183,712	4,166,665
JPMorgan High Yield Fund - Class I	681,591	5,091,482
Lord Abbett High Yield Fund - Class I	1,676	12,921
MFS High Income Fund - Class I	1,324,359	4,569,040
PIMCO High Yield Fund - Institutional Class	1,308	11,810
PIMCO Income Fund - Institutional Class	646,720	8,038,733
Principal High Yield Fund - Institutional Class	1	6
Principal High Yield Fund I - Institutional Class	418,306	4,166,325
Vanguard High-Yield Corporate Fund - Admiral Shares	960,789	5,735,911
Total Open-End Mutual Funds (Cost $53,451,020)		$53,941,826

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 7.2%	Shares	Value
Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.89% (a)	2,615,196	$2,615,196
First American Treasury Obligations Fund - Class Z, 0.87% (a)	2,554,560	2,554,560
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.90% (a)	2,554,560	2,554,560
Total Money Market Funds (Cost $7,724,316)		$7,724,316

Total Investments at Value — 99.9% (Cost $106,176,365)		$106,966,630

Assets in Excess of Other Liabilities — 0.1%		61,687

Net Assets — 100.0%		$107,028,317

(a)	The rate shown is the 7-day effective yield as of August 31, 2017.

See accompanying notes to financial statements.

WST INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES August 31, 2017
	Sector Select Risk-Managed Fund	Credit Select Risk-Managed Fund
ASSETS
Investments in securities:
At acquisition cost	$15,732,372	$106,176,365
At value (Note 2)	$16,133,101	$106,966,630
Receivable for capital shares sold	—	92,564
Receivable for securities sold	6,144,972	—
Dividends receivable	166	61,864
Other assets	15,103	24,631
TOTAL ASSETS	22,293,342	107,145,689

LIABILITIES
Payable for capital shares redeemed	—	25,934
Payable for investment securities purchased	6,067,787	—
Payable to Adviser (Note 4)	1,334	53,498
Payable to administrator (Note 4)	7,640	15,050
Accrued distribution fees (Note 4)	3	5,187
Other accrued expenses	2,950	17,703
TOTAL LIABILITIES	6,079,714	117,372

NET ASSETS	$16,213,628	$107,028,317

NET ASSETS CONSIST OF:
Paid-in capital	$15,794,608	$101,390,968
Accumulated net investment income (loss)	(16,320)	2,205,866
Accumulated net realized gains from investments	34,611	2,641,218
Net unrealized appreciation on investments	400,729	790,265
NET ASSETS	$16,213,628	$107,028,317

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$15,403,542	$47,307,583
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	1,419,137	4,367,387
Net asset value, offering and redemption price per share (Note 2)	$10.85	$10.83

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$810,086	$59,720,734
Shares of Investor Shares outstanding (no par value, unlimited number of shares outstanding)	75,007	5,533,372
Net asset value, offering and redemption price per share (Note 2)	$10.80	$10.79

See accompanying notes to financial statements.

WST INVESTMENT TRUST STATEMENTS OF OPERATIONS For Year Ended August 31, 2017
	Sector Select Risk-Managed Fund	Credit Select Risk-Managed Fund
INVESTMENT INCOME
Dividends	$204,163	$4,088,111

EXPENSES
Investment advisory fees (Note 4)	126,170	506,865
Distribution fees, Investor Class (Note 4)	2,228	137,189
Administration fees (Note 4)	30,000	84,659
Professional fees	47,287	45,178
Fund accounting fees (Note 4)	37,690	44,235
Registration and filing fees	30,604	35,731
Transfer agent fees, Institutional Class (Note 4)	12,000	12,000
Transfer agent fees, Investor Class (Note 4)	12,000	14,250
Postage and supplies	7,809	17,045
Custodian and bank service fees	5,555	11,110
Insurance expense	7,525	7,525
Trustees’ fees (Note 4)	6,400	6,400
Printing of shareholder reports	2,292	7,498
Other expenses	7,968	24,164
TOTAL EXPENSES	335,528	953,849
Fee waivers and expense reimbursements by the Adviser (Note 4)	(122,988)	—
NET EXPENSES	212,540	953,849

NET INVESTMENT INCOME (LOSS)	(8,377)	3,134,262

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investments	993,329	3,328,542
Net change in unrealized appreciation (depreciation) on investments	(166,548)	(2,957,207)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	826,781	371,335

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$818,404	$3,505,597

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Year Ended August 31, 2016
FROM OPERATIONS
Net investment income (loss)	$(8,377)	$40,946
Net realized gains (losses) from investments	993,329	(619,657)
Net change in unrealized appreciation (depreciation) on investments	(166,548)	333,201
Net increase (decrease) in net assets resulting from operations	818,404	(245,510)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares
From net investment income	(36,318)	(25,485)
From realized capital gains on investments	—	(545,687)
Investor Shares
From net investment income	(1,273)	(643)
From realized capital gains on investments	—	(31,942)
Decrease in net assets from distributions to shareholders	(37,591)	(603,757)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	1,214,580	1,744,214
Net asset value of shares issued in reinvestment of distributions	36,318	571,172
Payments for shares redeemed	(3,395,093)	(1,679,308)
Net increase (decrease) in Institutional Shares net assets from capital share transactions	(2,144,195)	636,078

Investor Shares
Proceeds from shares sold	1,600	21,689
Net asset value of shares issued in reinvestment of distributions	1,273	32,585
Payments for shares redeemed	(175,894)	(61,609)
Net decrease in Investor Shares net assets from capital share transactions	(173,021)	(7,335)

TOTAL DECREASE IN NET ASSETS	(1,536,403)	(220,524)

NET ASSETS
Beginning of year	17,750,031	17,970,555
End of year	$16,213,628	$17,750,031

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(16,320)	$14,818

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year Ended August 31, 2017	Year Ended August 31, 2016
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	116,617	166,018
Shares reinvested	3,526	54,398
Shares redeemed	(323,237)	(162,457)
Net increase (decrease) in shares outstanding	(203,094)	57,959
Shares outstanding, beginning of year	1,622,231	1,564,272
Shares outstanding, end of year	1,419,137	1,622,231

Investor Shares
Shares sold	149	2,051
Shares reinvested	124	3,109
Shares redeemed	(16,793)	(6,117)
Net decrease in shares outstanding	(16,520)	(957)
Shares outstanding, beginning of year	91,527	92,484
Shares outstanding, end of year	75,007	91,527

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Year Ended August 31, 2016
FROM OPERATIONS
Net investment income	$3,134,262	$1,356,390
Net realized gains from investments	3,328,542	682,024
Net change in unrealized appreciation (depreciation) on investments	(2,957,207)	3,796,799
Net increase in net assets resulting from operations	3,505,597	5,835,213

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares
From net investment income	(654,035)	(10,588)
Investor Shares
From net investment income	(1,608,725)	(11,438)
Decrease in net assets from distributions to shareholders	(2,262,760)	(22,026)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	30,688,289	6,110,380
Net asset value of shares issued in reinvestment of distributions	654,035	10,588
Payments for shares redeemed	(4,765,113)	(2,550,927)
Net increase in Institutional Shares net assets from capital share transactions	26,577,211	3,570,041

Investor Shares
Proceeds from shares sold	11,390,126	8,222,980
Net asset value of shares issued in reinvestment of distributions	1,608,280	11,438
Payments for shares redeemed	(3,727,964)	(4,020,267)
Net increase in Investor Shares net assets from capital share transactions	9,270,442	4,214,151

TOTAL INCREASE IN NET ASSETS	37,090,490	13,597,379

NET ASSETS
Beginning of year	69,937,827	56,340,448
End of year	$107,028,317	$69,937,827

ACCUMULATED NET INVESTMENT INCOME	$2,205,866	$1,334,364

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year Ended August 31, 2017	Year Ended August 31, 2016
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	2,867,195	599,515
Shares reinvested	62,828	1,097
Shares redeemed	(445,048)	(256,050)
Net increase in shares outstanding	2,484,975	344,562
Shares outstanding, beginning of year	1,882,412	1,537,850
Shares outstanding, end of year	4,367,387	1,882,412

Investor Shares
Shares sold	1,068,132	806,492
Shares reinvested	154,940	1,185
Shares redeemed	(349,255)	(407,012)
Net increase in shares outstanding	873,817	400,665
Shares outstanding, beginning of year	4,659,555	4,258,890
Shares outstanding, end of year	5,533,372	4,659,555

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.36	$10.85	$10.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)	0.03	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.52	(0.16)	0.26	0.69
Total from investment operations	0.51	(0.13)	0.27	0.70

Less distributions:
From net investment income	(0.02)	(0.02)	(0.03)	(0.02)
From net realized gains	—	(0.34)	(0.07)	—
Total distributions	(0.02)	(0.36)	(0.10)	(0.02)

Net asset value at end of period	$10.85	$10.36	$10.85	$10.68

Total return (c)	4.96%	(1.26%)	2.51%	6.97	%(d)

Net assets at end of period (000’s)	$15,404	$16,805	$16,969	$11,034

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.82%	1.74%	1.84%	2.85	%(f)
Ratio of net expenses to average net assets (e)(g)	1.25%	1.25%	1.25%	1.25	%(f)
Ratio of net investment income (loss) to average net assets (b)(g)	(0.04%)	0.24%	0.04%	0.03	%(f)
Portfolio turnover rate	346%	472%	150%	348	%(d)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.
(e)	Ratio does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2015	Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.33	$10.83		$10.68	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.04)	(0.00	)(c)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	0.52	(0.15)		0.24	0.70
Total from investment operations	0.48	(0.15)		0.23	0.69

Less distributions:
From net investment income	(0.01)	(0.01)		(0.01)	(0.01)
From net realized gains	—	(0.34)		(0.07)	—
Total distributions	(0.01)	(0.35)		(0.08)	(0.01)

Net asset value at end of period	$10.80	$10.33		$10.83	$10.68

Total return (d)	4.69%	(1.44%)		2.16%	6.86	%(e)

Net assets at end of period (000’s)	$810	$945		$1,002	$410

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	5.06%	4.50%		5.96%	15.21	%(g)
Ratio of net expenses to average net assets (f) (h)	1.50%	1.50%		1.50%	1.50	%(g)
Ratio of net investment loss to average net assets (b) (h)	(0.28%)	(0.01%)		(0.23%)	(0.28	%)(g)
Portfolio turnover rate	346%	472%		150%	348	%(e)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.
(b)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2017	Year Ended August 31, 2016	Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.71	$9.72	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.33	0.21	0.16
Net realized and unrealized gains (losses) on investments	0.13	0.79	(0.27)
Total from investment operations	0.46	1.00	(0.11)

Less distributions:
From net investment income	(0.34)	(0.01)	(0.15)
From net realized gains	—	—	(0.00	)(c)
Return of capital	—	—	(0.02)
Total distributions	(0.34)	(0.01)	(0.17)

Net asset value at end of period	$10.83	$10.71	$9.72

Total return (d)	4.40%	10.27%	(1.11	%)(e)

Net assets at end of period (000’s)	$47,308	$20,152	$14,951

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	0.97%	1.04%	1.11	%(g)
Ratio of net investment income to average net assets (b)	3.84%	2.50%	1.89	%(g)
Portfolio turnover rate	414%	326%	890	%(e)

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income to average net assets does not include net investment income or loss of the investment companies in which the Fund invests.

(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2017	Year Ended August 31, 2016		Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.68	$9.72		$10.00

Income (loss) from investment operations:
Net investment income (b)	0.37	0.21		0.14
Net realized and unrealized gains (losses) on investments	0.07	0.75		(0.26)
Total from investment operations	0.44	0.96		(0.12)

Less distributions:
From net investment income	(0.33)	(0.00	)(c)	(0.14)
From net realized gains	—	—		(0.00	)(c)
Return of capital	—	—		(0.02)
Total distributions	(0.33)	(0.00	)(c)	(0.16)

Net asset value at end of period	$10.79	$10.68		$9.72

Total return (d)	4.26%	9.91%		(1.22	%)(e)

Net assets at end of period (000’s)	$59,721	$49,785		$41,389

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.21%	1.24%		1.27	%(g)
Ratio of net investment income to average net assets (b)	3.63%	2.22%		1.69	%(g)
Portfolio turnover rate	414%	326%		890	%(e)

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income to average net assets does not include net investment income or loss of the investment companies in which the Fund invests.

(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.

See accompanying notes to financial statements.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2017

1. Organization

WSTCM Sector Select Risk-Managed Fund (formerly WST Asset Manager – U.S. Equity Fund) and WSTCM Credit Select Risk-Managed Fund (formerly WST Asset Manager – U.S. Bond Fund) (individually, a “Fund” and collectively, the “Funds”) are each a non-diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940 (the “1940 Act”).

WSTCM Sector Select Risk-Managed Fund’s investment objective is to seek long-term capital appreciation, while maintaining a secondary emphasis on generating income.

WSTCM Credit Select Risk-Managed Fund’s investment objective is to seek total return from income and capital appreciation.

Each Fund offers two classes of shares (each a “Class” and collectively the “Classes”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund) and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average annual daily net assets attributable to Investor Shares). Each Class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, in these financial statements.

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Funds’ assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued at market using quotations from the primary market in which they are traded. The Funds normally use third party pricing services to obtain market quotations. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s net asset value

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1. Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies established by, and under the direction of, the Trust’s Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the calculation of the Funds’ NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2017:

WSTCM Sector Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$15,953,921	$—	$—	$15,953,921
Money Market Funds	179,180	—	—	179,180
Total	$16,133,101	$—	$—	$16,133,101

WSTCM Credit Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$45,300,488	$—	$—	$45,300,488
Open-End Mutual Funds	53,941,826	—	—	53,941,826
Money Market Funds	7,724,316	—	—	7,724,316
Total	$106,966,630	$—	$—	$106,966,630

As of August 31, 2017, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Share valuation – The NAV per share of each Class of each Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. The NAV of each Class of each Fund is calculated by dividing the total value of the assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The offering price and redemption price per share of each Class of each Fund is equal to the NAV of such Class.

Security transactions and investment income – Security transactions are accounted for on their trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Dividends arising from net investment income are declared and paid annually to shareholders of the Funds. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of each Fund during the years ended August 31, 2017 and 2016 was as follows:

Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
WSTCM Sector Select Risk-Managed Fund
Institutional Shares
August 31, 2017	$21,991	$14,327	$36,318
August 31, 2016	$264,870	$306,302	$571,172
Investor Shares
August 31, 2017	$771	$502	$1,273
August 31, 2016	$14,656	$17,929	$32,585
WSTCM Credit Select Risk-Managed Fund
Institutional Shares
August 31, 2017	$654,035	$—	$654,035
August 31, 2016	$10,588	$—	$10,588
Investor Shares
August 31, 2017	$1,608,725	$—	$1,608,725
August 31, 2016	$11,438	$—	$11,438

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of August 31, 2017:

	WSTCM Sector Select Risk-Managed Fund	WSTCM Credit Select Risk-Managed Fund
Tax cost of portfolio investments	$15,752,281	$106,327,793
Gross unrealized appreciation	$388,614	$647,683
Gross unrealized depreciation	(7,794)	(8,846)
Net unrealized appreciation on investments	380,820	638,837
Undistributed ordinary income	—	4,977,754
Undistributed long-term capital gains	54,520	20,758
Accumulated capital and other losses	(16,320)	—
Accumulated earnings	$419,020	$5,637,349

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

During the year ended August 31, 2017, WSTCM Credit Select Risk-Managed Fund utilized short-term capital loss carryforwards in the amount of $667,392 to offset current year net realized capital gains.

Qualified late year ordinary losses incurred after December 31, 2016 and within the current taxable year are deemed to arise on the first day of a Fund’s following taxable year. For the year ended August 31, 2017, WSTCM Sector Select Risk-Managed Fund deferred $16,320 of late year ordinary losses to September 1, 2017 for federal income tax purposes.

For the year ended August 31, 2017, WSTCM Sector Select Risk-Managed Fund made the following reclassification on the Statements of Assets and Liabilities as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

Accumulated net investment loss	$14,830
Accumulated net realized gains from investments	$(14,830)

Such reclassification had no effect on the Fund’s net assets or NAV.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for all open tax years (tax years ended August 31, 2014 through August 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

During the year ended August 31, 2017, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the year ended August 31, 2017, the cost of purchases of investment securities and the proceeds from sales of investment securities, other than short-term investments, amounted to $57,467,804 and $60,069,669, respectively, for WSTCM Sector Select Risk-Managed Fund and $354,462,430 and $321,811,703, respectively, for WSTCM Credit Select Risk-Managed Fund.

4. Transactions with Related Parties

The Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Adviser”) and the chair of its Investment Committee is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

COMPENSATION OF TRUSTEES
Trustees of the Trust who are affiliated with the Adviser receive no salary from the Trust. Each Trustee who is not affiliated with the Adviser receives a fee of $2,000 each year plus $500 per meeting attended in person and $200 per meeting attended by telephone. The Funds reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings, if any.

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, WSTCM Sector Select Risk-Managed Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets and WSTCM Credit Select Risk-Managed Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser has entered into an Expense Limitation Agreement (“ELA”) with the Trust under which it has agreed to waive its fees and to assume other expenses of WSTCM Sector Select Risk-Managed Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets allocable to each Class until January 1, 2018. Accordingly, during the year ended August 31, 2017, the Adviser waived $72,196 of its advisory fees and reimbursed $22,877 of Institutional Shares expenses and $27,915 of Investor Shares expenses for WSTCM Sector Select Risk-Managed Fund. The Adviser has entered into an ELA with the Trust under which it has agreed to waive its fees and to assume other expenses of WSTCM Credit Select Risk-Managed Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.15% of the average daily net assets allocable to each Class until January 1, 2018. There were no fee waivers or expense reimbursements required for WSTCM Credit Select Risk-Managed Fund during the year ended August 31, 2017. Any fee waivers and expense reimbursements by the Adviser are not subject to recoupment. It is expected that each Fund’s ELA will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the ELA of either Fund at any time. The Adviser may also terminate each Fund’s ELA at the end of the then-current term upon not less than 90 days’ notice to the Trust.

OTHER SERVICE PROVIDERS
Ultimus provides administration, accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, UFD serves as the principal underwriter to the Funds. UFD is a wholly-owned subsidiary of Ultimus.

Effective March 9, 2017, pursuant to a Compliance Consulting Agreement with Graydon Compliance Solutions, LLC (“Graydon”), Graydon provides the Chief Compliance Officer and compliance services to the Trust. The Adviser, not the Funds, pays Graydon a fee for these services.

DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares of each Fund to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including UFD and its affiliates) who are engaged in the sale of Investor Shares of the Funds or who render shareholder support services not

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of each Fund’s average daily net assets allocable to Investor Shares. During the year ended August 31, 2017, $2,228 and $137,189 of expenses were incurred under the Plan by Investor Shares of WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund, respectively.

5. Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including open-end mutual funds, money market mutual funds and ETFs. The Funds will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of August 31, 2017, WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund had 98.4% and 42.3%, respectively, of the value of their net assets invested in ETFs, including 48.1% of the value of WSTCM Sector Select Risk-Managed Fund’s net assets invested in Guggenheim S&P 500® Equal Weight Technology ETF (“RYT”) that invests in stocks of companies within the Information Technology sector. The financial statements of RYT can be found at www.sec.gov. In addition, WSTCM Credit Select Risk-Managed Fund had 50.4% of the value of its net assets invested in open-end mutual funds.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WST INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
WST Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WST Investment Trust, comprised of WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund (the “Funds”), as of August 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of four periods in the period then ended for WSTCM Sector Select Risk-Managed Fund, and for each of the three periods in the period then ended for WSTCM Credit Select Risk-Managed Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting WST Investment Trust as of August 31, 2017, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 27, 2017

WST INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees, class specific expenses (such as Rule 12b-1 distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follow are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2017) and held until the end of the period (August 31, 2017).

The table that follows illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, and do not charge a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

WST INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

WSTCM Sector Select Risk-Managed Fund	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,023.60	1.25%	$6.38
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
Investor Class
Based on Actual Fund Return	$1,000.00	$1,022.70	1.50%	$7.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.64	1.50%	$7.63

WSTCM Credit Select Risk-Managed Fund	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,009.30	0.94%	$4.76
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.47	0.94%	$4.79
Investor Class
Based on Actual Fund Return	$1,000.00	$1,008.40	1.18%	$5.97
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.26	1.18%	$6.01

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WST INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of each Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.

FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions made by the Funds during the fiscal year ended August 31, 2017. Certain dividends paid by the Funds may be subject to a maximum rate of 23.8%. WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund intend to designate up to a maximum amount of $37,591 and $2,262,760, respectively, as Qualified Dividend Income, which may be taxed at the maximum rate of 23.8%. As required by federal regulations, complete information was computed and reported in conjunction with your 2016 Form 1099-DIV.

WST INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust. The address for each Trustee and executive officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Wayne F. Wilbanks* Year of Birth: 1960	Since July 2013	Trustee and President	Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas, LLC (1990 to present)	2	None
Independent Trustees:
Thomas G. Douglass Year of Birth: 1956	Since June 2013	Trustee	Principal, Douglass and Douglass, Attorneys	2	Independent Trustee of Centaur Mutual Funds Trust for its one series.
James H. Speed, Jr. Year of Birth: 1953	Since June 2013	Trustee	President and CEO of NC Mutual Life Insurance Company.	2
Independent Trustee of Centaur Mutual Funds Trust for its one series, Hillman Capital Management Investment Trust for its one series, Brown Capital Management Funds for its three series, and Starboard Investment Trust for its twenty-eight series (all registered investment companies); Director of NC Mutual Life Insurance Company; Director of M&F Bancorp; Director of Investors Title Company.

*	Mr. Wilbanks is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because he is an employee of the Adviser.

WST INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Matthew A. Swendiman, CFA Year of Birth: 1973	Since March 2017	Chief Compliance Officer	Attorney of Graydon Head and Ritchey LLP (September 2012 to present) and Chief Executive Officer of Graydon Compliance Solutions, LLC (February 2014 to present).
Roger H. Scheffel, Jr. Year of Birth: 1968	Since September 2013	Vice President	Portfolio manager of the Adviser since 2009.
Robert G. Dorsey Year of Birth: 1957	Since September 2013	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present).
Stephen L. Preston Year of Birth: 1966	Since September 2013	AML Compliance Officer	Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Assistant Vice President of Ultimus Fund Solutions, LLC since 2011.
Simon Berry Year of Birth: 1971	Since April 2017	Secretary	Senior Attorney at Ultimus Fund Solutions, LLC (2016 to present); Staff Attorney Supervisor, Kentucky Department of Financial Institutions (2009 to 2016).
Theresa M. Bridge Year of Birth: 1969	Since September 2013	Treasurer (Principal Financial Officer)	Director of Financial Administration of Ultimus Fund Solutions, LLC since 2000.

Additional information about members of the Board and executive officers is available in each Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll-free 1-866-515-4626.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James H. Speed Jr. Mr. Speed is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $27,000 and $27,000 with respect to the registrant’s fiscal years ended August 31, 2017 and 2016, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,000 and $5,000 with respect to the registrant’s fiscal years ended August 31, 2017 and 2016, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal years ended August 31, 2017 and 2016, aggregate non-audit fees of $6,000 and $5,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant's independent public accountants. Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics
Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	November 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	November 9, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Accounting Officer

Date	November 9, 2017

*	Print the name and title of each signing officer under his or her signature.